Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]

Note 14

Subsequent Events

In January 2012, the Company declared and paid approximately $3.0 million in dividend distributions to its common shareholders, or $0.06875 per outstanding common share. The Company also closed on the issuance of approximately 1.7 million Units through its on-going best-efforts offering, representing gross proceeds to the Company of approximately $18.7 million and proceeds net of selling and marketing costs of approximately $16.8 million.

In January 2012, the Company entered into an assignment of contract with ASRG to become the purchaser of all of the ownership interests in a limited liability company, which owns a TownePlace Suites by Marriott (under construction) in Nashville, Tennessee for a total purchase price of $9.8 million. ASRG entered into the assigned contract on July 8, 2010. Under the terms and conditions of the contract, ASRG assigned to the Company all of its rights and obligations under the purchase contract. There was no consideration paid to ASRG for this assignment, other than the reimbursement of the deposit previously made by ASRG totaling $2,500. There was no profit for ASRG in the assignment. The Company purchased this hotel on January 31, 2012, the same day the hotel opened for business.

In January 2012, the Company closed on the purchase of a Homewood Suites located in Gainesville, Florida. The gross purchase price for this hotel, which contains 103 guest rooms, was $14.6 million. The Company assumed approximately $13.1 million of mortgage debt associated with this hotel. The loan provides for monthly payments of principal and interest on an amortized basis.

In February 2012, the Company declared and paid approximately $3.1 million in dividend distributions to its common shareholders, or $0.06875 per outstanding common share. The Company also closed on the issuance of approximately 1.9 million Units through its on-going best-efforts offering, representing gross proceeds to the Company of approximately $20.8 million and proceeds net of selling and marketing costs of approximately $18.7 million.